Commitments and contingencies - Narrative (Details) - Mountain View Fire $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	May 06, 2024 lawsuit	Nov. 17, 2020 lawsuit
Commitments Disclosure [Line Items]
Number of active lawsuits			22
Number of lawsuits filed by groups of plaintiffs			15
Number of wrongful death lawsuits			1
Number of non-litigation claims			6
Number of lawsuits filed by insurance companies		20
Accrued estimated losses | $	$ 172,300
Expected recoveries of insurance amount | $	116,000
Expenses of wildlife memerandum account | $	$ 56,300
Damage from Fire, Explosion or Other Hazard
Commitments Disclosure [Line Items]
Number of non-litigation claims			1
Trial on the remaining lawsuits			2